Note 1 - Business Description and Going Concern	9 Months Ended
Apr. 30, 2013
Notes to Financial Statements
Note 1 - Business Description and Going Concern

1.	Business Description and Going Concern

(a)	Business Description:

VioSolar Inc. (formerly Sprout Development Inc., identified in these footnotes as “we” or the Company) was incorporated on July 19, 2004, under the laws of the Province of Alberta, Canada. On June 22, 2007, we filed Articles of Amendment in the Alberta Corporate Registry to effect a name change from Sprout Development Inc. to VioSolar Inc.

We operate pursuant to the laws of the Province of Alberta, Canada.  Our registered agent is in Canada, however, we do not have any offices in Canada having established a place of business in Greece, in July 24, 2008 and registering our Company with the local government to undertake business in this jurisdiction.  We use a July 31 fiscal year for financial reporting purposes.

The Company was incorporated with the intention of selling access to software that delivers a web enabled, collaborative approach to child custody communications for divorced parents to foster a non-confrontational environment.  We were unsuccessful in implementing that business plan, and management determined to look for other business opportunities during the fiscal year ended July 31, 2007.

On March 14, 2007 Mr. Daryl Cozac, the President and a director and Mr. Jim Balsara, the Secretary, Treasurer and a director resigned as both officers and directors.  Three new directors were appointed to fill the available vacancies and appointments to the offices of President and Secretary/Treasurer were also completed.  Mr. Cozac, the controlling shareholder of our Company at March 14, 2007, sold a total of 139,900 Class A common shares of the Company to Neranion Holdings Ltd. for cash consideration of $104,940.  The 139,900 Class A common shares represented 78% of our then total issued and outstanding shares.  Subsequent to the year ended July 31, 2007, Neranion Holdings Ltd. gifted a total of 89,900 of the Class A common shares to 44 individuals leaving Neranion Holdings Ltd. with a total of 50,000 Class A common shares.  On November 26, 2008, Neranion Holdings Ltd. sold 50,000 shares of the Company’s Class A common stock, representing 28% of the total issued and outstanding shares, to Rick Walchuk, a director and officer of the Company.

Concurrent with the change of control noted above, the succeeding board of directors undertook a review of business opportunities in the European Union and determined that there was a potential market for the development of solar parks.  The Company’s current business plan is to become a global marketer of solar energy.

On July 23, 2009, the Company completed the purchase of eight-five percent of the outstanding shares of Energeiaki E.P.E. of Tripoli, Greece (the “E.P.E”). Upon the acquisition of E.P.E by VioSolar, the Company issued an aggregate of 40,000 shares of common stock of VioSolar.  As a result, Energeiaki E.P.E became a subsidiary of the Company at that point.

Energeiaki E.P.E. operated a photovoltaic solar company based in Tripoli, Greece with one photovoltaic solar park of 100kw in operation. Energeiaki had two other parks of 100kw each under construction and six other applications at various stages of government approval representing a total of 1.1 MW.

On July 31, 2010, the Company and the 15% shareholders of E.P.E. agreed to rescind the transaction completed on July 23, 2009 and the Company canceled the 40,000 shares of VioSolar issued to E.P.E. and returned its eighty-five percent equity interest to E.P.E.’s shareholders. Subsequent to the rescission E.P.E. was  no longer a related party.

On October 1, 2010, the Company entered into a Memorandum of Understanding (the “MOU”) with Mr. Konstantntinos Papadias (“Papadias”), a resident of Tyros, Greece, whereunder Papadias agreed to make available a total of 150,000 square meters of land in the Municipality of Tyros, Greece for the implementation of a Photovoltaic Park.

Our plan is to become a global marketer of electricity generated from solar energy. The plan includes the construction, management, and operation of solar energy parks. Our plans are to pursue the establishment of solar energy parks within Greece, however while we have acquired land for development we have been unable to fund such development due to the state of the Greek economy. VioSolar Inc. is pursuing cutting edge technology in the research and development of new, more cost efficient and energy efficient solar modules.

On February 27, 2012, the Board of Directors authorized the Company to implement a reverse stock split (the “Reverse Split”) of the Company’s issued and outstanding shares of Common Stock at a ratio of 1:100 and to file all required documents to the requisite regulatory authorities to implement the Reverse Split. The action was amended to amend the record date on March 23, 2012 and again June 12, 2012 that the record date was set as June 25, 2012 and the effective date as June 27, 2012, subject to FINRA approval. The effect of this reverse split has been retroactively applied to the common stock balances at July 31, 2004, and reflected in all common stock activity presented in these financial statements since that time.

(b)	Going Concern

These financial statements have been prepared on a going concern basis.  We have incurred losses since inception resulting in an accumulated deficit of $4,843,972 and further losses are anticipated in the development of our business raising substantial doubt about our ability to continue as a going concern.  Our ability to continue as a going concern is dependent upon our ability to generate profitable operations in the future and/or to obtain the necessary financing to meet our obligations and repay our liabilities arising from normal business operations when they come due.  Management intends to address the going concern issue by funding future operations through the sale of equity capital, and by third party or related party loans, if available.